UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of principal executive offices)(Zip code)

Bradley Zucker

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Name and address of agent for service)

Copies to:

Andrew Davalla

Thomson Hine LLP

3900 Key Center,

127 Public Square

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

ANCORA INCOME FUND – CLASS I

AAIIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Income Fund – Class I -AAIIX for the period January 1, 2025 to June 30, 2025, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Income Fund – Class I	$44	0.88%

*Annualized

Fund statistics

NET ASSETS:
$44,186,372

PORTFOLIO HOLDINGS:
86

PORTFOLIO TURNOVER:
20.69%

ADVISORY FEES PAID BY FUND:
$104,611

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	8.72%
2.	Synchrony Financial, 5.625%, due 11/15/2024	2.71%
3.	Apollo Global Management, Inc., 7.625%, due 09/15/2053	2.36%
4.	Brookfield Infrastructure Finance ULC, 7.250%, due 05/31/2084	2.19%
5.	Fifth Third Bancorp, 7.994%, due 09/30/2025	1.92%
6.	Federal Agricultural Mortgage Corp., 5.250%, due 10/17/2025	1.86%
7.	Athene Holding Ltd., 5.625%, due 09/30/2024	1.82%
8.	Citigroup, Inc., 7.625%, due 11/15/2028	1.79%
9.	Citizens Financial Group, Inc., 7.375, due 07/06/2029	1.76%
10.	Redwood Trust, Inc., 10.00%, Cumulative Perp due 04/15/2028	1.72%
	Total % of Net Assets	26.85%

SECTOR DIVERSIFICATIONS

Bonds & Corporate Bond Trust Certificated	10.99%
Common Stocks	5.27%
REIT Senior Securities	1.86%
Traditional Preferred	73.23%
Money Market Funds	8.65%
% of Total Investments	100.00%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.ancorafunds.com or contact us at 1-866-6-ANCORA.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

ANCORA/THELEN SMALL-MID CAP FUND – CLASS I

AATIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class I - AATIX for the period January 1, 2025 to June 30, 2025, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class I	$60	1.21%

*Annualized

Fund statistics

NET ASSETS:
$198,557,025

PORTFOLIO HOLDINGS:
94

PORTFOLIO TURNOVER:
34.92%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$885,597

top ten holdings

1.	UGI Corp.	3.28%
2.	Fortune Brands Innovations, Inc.	2.80%
3.	Crane NXT Co.	2.75%
4.	Aramark	2.64%
5.	Kyndryl Holding, Inc.	2.46%
6.	Everus Construction Group, Inc.	2.46%
7.	Federated Hermes Government Obligations Fund - Institutional Class	2.24%
8.	Atmus Filtration Technologies, Inc.	2.12%
9.	PotlatchDeltic Corp.	2.08%
10.	IAC/InterActive Corp.	2.02%
	Total % of Net Assets	24.85%

SECTOR DIVERSIFICATIONS

Communication Services	6.27%
Consumer Discretionary	10.58%
Consumer Staples	4.85%
Energy	2.29%
Financials	7.76%
Health Care	3.42%
Industrials	31.88%
Information Technology	9.21%
Materials	6.38%
Money Market Funds	2.24%
Real Estate	7.88%
Utilities	7.24%
% of Total Investments	100.00%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.ancorafunds.com or contact us at 1-866-6-ANCORA.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

ANCORA/THELEN SMALL-MID CAP FUND – CLASS S

AATSX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class S - AATSX for the period January 1, 2025 to June 30, 2025, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class S	$49	1.00%

*Annualized

Fund statistics

NET ASSETS:
$198,557,025

PORTFOLIO HOLDINGS:
94

PORTFOLIO TURNOVER:
34.92%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$885,597

top ten holdings

1.	UGI Corp.	3.28%
2.	Fortune Brands Innovations, Inc.	2.80%
3.	Crane NXT Co.	2.75%
4.	Aramark	2.64%
5.	Kyndryl Holding, Inc.	2.46%
6.	Everus Construction Group, Inc.	2.46%
7.	Federated Hermes Government Obligations Fund - Institutional Class	2.24%
8.	Atmus Filtration Technologies, Inc.	2.12%
9.	PotlatchDeltic Corp.	2.08%
10.	IAC/InterActive Corp.	2.02%
	Total % of Net Assets	24.85%

SECTOR DIVERSIFICATIONS

Communication Services	6.27%
Consumer Discretionary	10.58%
Consumer Staples	4.85%
Energy	2.29%
Financials	7.76%
Health Care	3.42%
Industrials	31.88%
Information Technology	9.21%
Materials	6.38%
Money Market Funds	2.24%
Real Estate	7.88%
Utilities	7.24%
% of Total Investments	100.00%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.ancorafunds.com or contact us at 1-866-6-ANCORA.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

ANCORA MICROCAP FUND – CLASS I

ANCIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora MicroCap Fund – Class I - ANCIX for the period January 1, 2025 to June 30, 2025, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora MicroCap Fund – Class I	$78	1.60%

*Annualized

Fund statistics

NET ASSETS:
$18,244,684

PORTFOLIO HOLDINGS:
52

PORTFOLIO TURNOVER:
13.84%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$85,542

top ten holdings

1.	Aviat Networks, Inc.	4.57%
2.	Silvercrest Asset Management Group, Inc.	4.03%
3.	Pason Systems, Inc.	3.61%
4.	Crawford & Co.	3.57%
5.	TIPTREE, Inc.	3.50%
6.	Perma-Fix Environmental Services, Inc.	3.41%
7.	BGSF, Inc.	3.08%
8.	Allient, Inc.	2.94%
9.	International Money Express, Inc.	2.87%
10.	Newtek Business Services Corp.	2.85%
	Total % of Net Assets	34.43%

SECTOR DIVERSIFICATIONS

Communication Services	4.37%
Consumer Discretionary	9.31%
Consumer Staples	2.71%
Energy	8.61%
Financials	25.49%
Health Care	2.34%
Industrials	23.62%
Information Technology	18.74%
Materials	0.31%
Money Market Funds	2.55%
Real Estate	1.95%
% of Total Investments	100.00%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.ancorafunds.com or contact us at 1-866-6-ANCORA.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

ANCORA DIVIDEND VALUE EQUITY FUND – CLASS I

ADEIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Dividend Value Equity Fund – Class I - ADEIX for the period January 1, 2025 to June 30, 2025, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Dividend Value Equity Fund – Class I	$51	1.00%

*Annualized

Fund statistics

NET ASSETS:
$46,085,812

PORTFOLIO HOLDINGS:
29

PORTFOLIO TURNOVER:
5.66%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$143,606

top ten holdings

1.	JP Morgan Chase & Co.	6.57%
2.	Broadcom, Inc.	6.54%
3.	Microsoft Corp.	6.14%
4.	AbbVie, Inc.	4.92%
5.	Eaton Corp. Plc.	4.83%
6.	Federated Hermes Government Obligations Fund - Institutional Class	4.68%
7.	Apple, Inc.	4.49%
8.	Houlihan Lokey, Inc. Class A	4.12%
9.	The Home Depot, Inc.	3.88%
10.	Honeywell International, Inc.	3.54%
	Total % of Net Assets	49.71%

SECTOR DIVERSIFICATIONS

Communication Services	2.26%
Consumer Discretionary	9.80%
Consumer Staples	6.91%
Energy	5.24%
Financials	18.74%
Health Care	7.40%
Industrials	12.92%
Information Technology	21.53%
Materials	4.79%
Money Market Funds	4.68%
Real Estate	5.73%
% of Total Investments	100.00%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.ancorafunds.com or contact us at 1-866-6-ANCORA.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

6/30/2025

SEMI-ANNUAL FINANCIAL STATEMENTS

Ancora Trust
Ancora Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Corporate Bond Trust Certificates - 11.08%

Trust Certificates - 1.72%
Citigroup, Inc., 7.125%, due 08/15/2029	$ 236,000	$ 243,249
Dominion Energy, Inc., 6.625%, due 02/15/2035	250,000	253,722
Wells Fargo & Co., 6.850%, due 09/15/2029	250,000	262,275
		759,246

Traditional Corporate Bonds - 9.36%
Citigroup, Inc., 7.625%, due 11/15/2028	750,000	789,360
Energy Transfer LP, 7.125%, due 05/15/2030	350,000	356,497
Fifth Third Bancorp, 7.994%, due 12/31/2099	850,000	849,366
The Allstate Corp., 8.507%, due 08/15/2053	350,000	350,146
The Bank of Nova Scotia, 8.625%, due 10/27/2027	500,000	530,663
The Goldman Sachs Group, Inc., 7.500%, due 02/10/2029	500,000	530,618
The Toronto Dominion Bank, 8.125%, due 10/31/2027	500,000	522,203
USB Float, 5.938%, due 12/31/2099	250,000	207,238
		4,136,091

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $4,725,585)		4,895,337

	Shares	Value
Traditional Preferred Securities - 73.84%
Affiliated Managers Group, Inc., 4.200%, due 09/30/2061	7,190	108,569
Affiliated Managers Group, Inc., 6.750%, due 03/30/2029	26,000	604,760
Affiliated Managers Group, Inc., 4.750%, due 09/30/2060	25,000	423,250
Affiliated Managers Group, Inc., 5.875%, due 03/30/2059	8,310	168,942
AGNC Investment Corp., 6.125%, due 12/31/2099	20,000	502,200
AGNC Investment Corp., 6.875%, due 12/31/2099	23,000	571,550
American Financial Group, Inc., 4.500% due 09/15/2060	25,000	424,500
American Financial Group, Inc., 5.125%, due 12/15/2059	15,000	285,000
American Financial Group, Inc., 5.625%, due 06/01/2060	3,641	75,181
Annaly Capital Management, Inc., 6.750%, due 12/31/2099	15,000	377,850
Apollo Global Management, Inc., 7.625%, due 09/15/2053	40,000	1,041,200
Arbor Realty Trust, Inc., 6.375%, due 06/02/2026	35,000	598,150
Aspen Insurance Holdings Ltd., 5.625%, due 01/01/2027	18,000	353,700
Aspen Insurance Holdings Ltd., 5.625%, due 12/31/2099	29,911	600,015
Aspen Insurance Holdings Ltd., 7.000%, due 11/30/2029	23,123	548,015
Associated Banc-Corp., 5.625%, due 09/15/2025	985	19,414
Assurant, Inc., 5.250%, due 01/15/2026	30,000	643,500
Athene Holding Ltd., 4.875%, due 12/31/2099	15,000	256,500
Athene Holding Ltd., 5.625%, due 12/31/2099	40,240	803,190
Athene Holding Ltd., 6.350%, due 06/30/2029	20,000	483,400
Athene Holding Ltd., 7.250%, due 03/30/2064	4,337	107,991
Atlanticus Holdings Corp., 6.125%, due 11/30/2026	30,100	723,002
Atlanticus Holdings Corp., 9.250%, due 01/31/2029	22,500	562,500
Atlanticus Holdings Corp.,7.625%, 06/11/2026	10,000	220,500
Axis Capital Holdings Ltd., 5.500%, due 12/31/2049	25,000	496,000
Brighthouse Financial, Inc., 5.375%, due 12/31/2099	10,000	147,900
Brookfield Infrastructure Finance ULC, 7.250%, due 05/31/2084	43,324	968,725
	Shares	Value
Traditional Preferred Securities - 72.76% (Continued)
Brookfield Infrastructure Partners LP, 5.125%, due 12/31/2099	10,000	$ 167,300
Brookfield Oaktree Holdings, LLC, 6.550%, due 12/31/2099	11,000	240,020
Brunswick Corp., 6.375%, due 04/15/2049	15,000	362,400
Brunswick Corp., 6.500%, due 10/15/2048	20,000	487,800
Carlyle Finance LLC., 4.625%, due 05/15/2061	60,000	1,005,001
Citizens Financial Group, Inc., 7.375, due 07/06/2029	30,000	778,200
Corebridge Financial, Inc., 6.375%, due 12/15/2064	15,000	345,000
Enterprise Financial Services Corp., 5.000%, due 12/15/2026	25,000	492,500
F&G Annuities & Life, Inc., 7.300%, due 01/15/2065	20,000	487,200
F&G Annuities & Life, Inc., 7.950%, due 12/15/2053	14,109	363,730
Federal Agricultural Mortgage Corp., 5.250%, due 12/31/2099	41,700	820,655
Federal Agricultural Mortgage Corp., 5.750%, due 12/31/2099	25,000	539,238
First Citizens Bancshares, Inc., 5.625%, due 01/04/2027	17,500	402,150
Global Net Lease, Inc., 6.875%, due 12/31/2099	25,000	523,250
Globe Life, Inc., 4.250%, 06/15/2061	35,000	563,500
Green Brick Partners, Inc., 5.750%, due 12/23/2026	22,500	529,875
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	17,550	433,661
Jackson Financial Inc., 8.000%, due 03/30/2028	23,000	582,360
KeyCorp, 5.650%, due 12/31/2099	20,000	423,000
KeyCorp, 6.200%, due 12/15/2027	25,000	604,750
M&T Bank Corp., 7.500%, due 06/15/2029	20,000	524,000
Merchants Bancorp, 7.625%, due 01/01/2030	20,000	460,000
MFA Financial, Inc., 8.875%, due 02/15/2029	10,000	248,500
Oaktree Capital Group, 6.625% Perp.	20,000	459,800
OFS Credit Co., 6.125%, due 04/30/2026	20,920	519,797
PennyMac Mortgage Investment Trust, 6.750%, due 08/24/2026	23,000	428,950
Ready Capital Corp., 6.500%, due 06/30/2026	14,921	222,323
Redwood Trust, Inc., 10.000%, Cumulative Perp due 04/15/2028	30,000	759,300
Redwood Trust, Inc., 9.000%, 09/01/2029	15,000	368,250
Redwood Trust, Inc., 9.125%, due 03/01/2030	10,000	241,000
Regions Financial Corp., 6.950%, due 09/15/2029	20,000	497,000
Reinsurance Group of America, Inc., 7.125%, due 10/15/2027	10,000	254,400
RenaissanceRe Holding Ltd., 4.200%, 07/15/2026	30,000	466,500
Rithm Capital Corp., 11.020%, due 12/31/2099	16,227	408,920
Rithm Capital Corp., 7.000%, due 11/15/2026	15,000	359,100
Steel Partners Holding LP., 6.000%, due 02/07/2026	20,000	488,800
Stifel Financial Corp., 4.500%, due 08/15/2026	30,000	507,900
Summit Hotel Properties, Inc., 6.250%, due 12/31/2099	20,000	352,800
Synchrony Financial, 5.625%, due 12/31/2099	65,000	1,196,000
Synchrony Financials, 8.250%, due 05/15/2029	22,500	558,900
Texas Capital Bancshares, Inc., 5.750%, due 06/15/2026	25,000	531,250
TPG Operating Group II, LP, 6.950, due 03/15/2064	20,000	504,600
		32,625,184

TOTAL TRADITIONAL PREFERRED SECURITIES (Cost $33,978,748)		32,625,184

	Shares	Value
REIT Senior Securities - 1.88%
Pebblebrook Hotel Trust, 6.300%, due 12/31/2099	25,000	$ 438,750
UMH Properties, Inc., 6.375%, Series D	18,000	392,220
		830,970

TOTAL REIT SENIOR SECURITIES (Cost $984,156)		830,970

Common Stocks - 5.31%

Air Freight & Logistics - 1.03%
United Parcel Service, Inc.	4,500	454,230
		454,230

Capital Markets - 0.39%
AllianceBernstein Holding LP	4,200	171,486
		171,486

Chemicals - 1.31%
LyondellBasell Industries N.V.	10,000	578,600
		578,600

Household Durables - 0.57%
Whirlpool Corp.	2,500	253,550
		253,550

Pharmaceuticals - 1.10%
Pfizer, Inc.	20,000	484,800
		484,800

Oil, Gas & Consumable Fuels - 0.91%
Enterprise Products Partners LP	13,000	403,130
		403,130

TOTAL COMMON STOCKS (Cost $2,529,480)		2,345,796

Money Market Funds - 8.72%
Federated Hermes Government Obligations Fund - Institutional Class 4.30% (a)	3,853,353	3,853,353
		3,853,353

TOTAL MONEY MARKET FUNDS (Cost $3,853,353)		3,853,353

TOTAL INVESTMENTS (Cost $46,071,322) - 100.82%		44,550,640

Liabilities In Excess of Other Assets - (0.82)%		(364,268)

TOTAL NET ASSETS - 100.00%		$ 44,186,372

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2025.
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks - 97.42%

Aerospace & Defense - 0.51%
Vectrus, Inc. (a)	20,712	$ 1,005,568
		1,005,568

Automobile Components - 1.52%
Phinia, Inc.	67,850	3,018,646
		3,018,646

Beverages - 0.84%
Primo Water Corp.	56,007	1,658,927
		1,658,927

Building Products - 6.33%
Fortune Brands Innovations, Inc.	107,823	5,550,728
Gibraltar Industries, Inc. (a)	42,591	2,512,869
Insteel Industries, Inc.	58,031	2,159,333
Masterbrand, Inc. (a)	214,808	2,347,851
		12,570,781

Capital Markets - 3.02%
Houlihan Lokey, Inc. Class A	14,316	2,576,164
Perella Weinberg Partners	84,355	1,638,174
Raymond James Financial, Inc.	11,683	1,791,822
		6,006,160

Chemicals - 1.13%
Ingevity Corp.	36,930	1,591,314
The Scotts Miracle-Gro Co.	9,960	656,962
		2,248,276

Commercial Services & Supplies - 1.81%
RB Global, Inc.	17,570	1,865,758
Pursuit Attractions & Hospitality, Inc. (a)	60,100	1,732,683
		3,598,441

Consumer Finance - 0.91%
EZCORP, Inc. (a)	72,970	1,012,824
PROG Holdings, Inc.	26,890	789,221
		1,802,045

Containers & Packaging - 2.41%
Amcor Plc.	413,323	3,798,434
Trimis Corp.	34,190	978,176
		4,776,610

Containers & Packaging - 0.44%
Titan America SA	69,890	872,227
		872,227

Construction & Engineering - 6.78%
APi Group Corp. (a) (c)	61,597	$ 3,144,527
Arcosa, Inc.	27,869	2,416,521
Centuri Holdings, Inc. (a)	45,014	1,010,114
Everus Construction Group, Inc. (a)	76,831	4,881,073
Orion Group Holdings, Inc. (a)	221,576	2,009,694
		13,461,929

Diversified Consumer Services - 1.18%
Frontdoor, Inc. (a)	39,680	2,338,739
		2,338,739

Diversified Financial Services - 2.19%
Cannae Holdings, Inc.	82,880	1,728,048
Jackson Financial, Inc.	29,509	2,620,104
		4,348,152

Electronic Equipment, Instruments & Components - 4.59%
Crane NXT Co.	101,194	5,454,357
Vontier Corp.	98,950	3,651,255
		9,105,612

Energy Equipment & Services - 1.71%
NPK International, Inc. (a)	398,450	3,390,809
		3,390,809

Entertainment - 1.79%
Atlanta Braves Holdings, Inc. (a)	76,095	3,558,963
		3,558,963

Equity Real Estate Investment Trusts - 3.02%
CTO Realty Growth, Inc.	57,278	988,618
Postal Realty Trust, Inc.	60,028	884,212
PotlatchDeltic Corp.	107,584	4,127,998
		6,000,828

Food Products - 3.60%
Calavo Growers, Inc.	114,020	3,031,792
Nomad Foods Ltd. (a)	88,679	1,506,656
Smithfield Foods, Inc.	111,244	2,617,571
		7,156,019

Gas Utilities - 3.80%
UGI Corp.	178,890	6,515,174
RGC Resources, Inc.	45,755	1,023,997
		7,539,171

Health Care Equipment & Supplies - 1.50%
Embecta Corp.	73,620	713,378
Enovis Corp. (a)	40,089	1,257,191
ZimVie, Inc. (a)	108,779	1,017,084
		2,987,653

Health Care Providers & Services - 1.91%
Encompass Health Corp.	18,060	$ 2,214,698
Talkspace, Inc. (a)	241,940	672,593
The Pennant Group, Inc. (a)	30,242	902,724
		3,790,015

Hotels, Restaurants, & Leisure - 5.45%
Aramark	125,240	5,243,799
Papa Johns International, Inc. (a)	28,368	1,388,330
Potbelly Corp. (a)	90,227	1,105,281
Travel N Leisure Co.	27,432	1,415,766
Wyndham Hotels & Resorts, Inc.	20,421	1,658,389
		10,811,565

Household Durables - 0.58%
Cavco Industries, Inc. (a)	2,646	1,149,502
		1,149,502

IT Services - 2.46%
Kyndryl Holding, Inc. (a)	116,630	4,893,795
		4,893,795

Interactive Media & Services - 3.68%
Angi, Inc. (a)	216,956	3,310,749
IAC/InterActive Corp. (a)	107,191	4,002,512
		7,313,261

Insurance - 0.70%
F&G Annuities & Life, Inc.	43,521	1,391,802
		1,391,802

Machinery - 9.96%
Atmus Filtration Technologies, Inc.	115,610	4,210,516
Crane Co.	20,877	3,964,334
ESAB Corp.	1	121
FreightCar America, Inc. (a)	119,391	1,029,150
Fortive Corp.	16,720	871,614
Mayville Engineering Co., Inc. (a)	125,090	1,996,436
Middleby Corp. (a)	21,040	3,029,760
Pentair Plc.	18,690	1,918,715
Shyft Group, Inc.	219,327	2,750,361
		19,771,007

Marine Transportation - 0.47%
Costamare Bulkers Holdings Ltd. (a)	107,743	934,132
		934,132

Measurement Instruments - 0.28%
Ralliant Corp. (a)	11,340	549,877
		549,877

Metals & Mining - 0.91%
Vox Royalty Corp.	66,976	$ 211,644
Sandstorm Gold Ltd.	170,600	1,603,640
		1,815,284

Media - 0.79%
National CineMedia, Inc. (a)	325,266	1,575,914
		1,575,914

Multi-Utilities - 1.54%
MDU Resources Group, Inc.	183,916	3,065,880
		3,065,880

Oil, Gas & Consumable Fuels - 2.29%
DT Midstream, Inc.	19,766	2,172,481
HF Sinclair Corp.	11,040	453,523
Vitesse Energy, Inc.	87,166	1,925,497
		4,551,501

Real Estate Management & Development - 1.68%
Seaport Entertainment Group, Inc. (a)	30,330	565,654
Howard Hughes Holdings, Inc. (a)	41,088	2,773,440
		3,339,094

Paper & Forest Products - 1.48%
Clearwater Paper Corp. (a)	36,666	998,782
Magnera Corp. (a) (d)	160,979	1,944,626
		2,943,408

Professional Services - 4.68%
Alight, Inc. Class A	517,564	2,929,412
Amentum Holdings, Inc. (a)	68,750	1,623,187
Conduent, Inc. (a)	324,226	855,957
Resolute Holdings Management, Inc. (a)	8,695	277,110
RCM Technologies, Inc. (a)	55,469	1,307,404
Jacobs Solutions, Inc.	17,430	2,291,174
		9,284,244

Software - 0.49%
NCR Voyix Corp. (a)	83,560	980,159
		980,159

Specialty REITs - 3.17%
DiamondRock Hospitality Co.	195,150	1,494,849
Millrose Properties, Inc. (a)	59,240	1,688,932
Rayonier, Inc.	140,243	3,110,591
		6,294,372

Specialty Retail - 0.41%
Dollar Tree, Inc. (a)	8,210	813,118
		813,118

Technology Hardware, Storage & Peripheral - 1.66%
CompoSecure, Inc. (a)	133,213	$ 1,876,971
Diebold Nixdorf, Inc. (a)	25,663	1,421,730
		3,298,701

Textiles, Apparel & Luxury Goods - 0.98%
Wolverine World Wide, Inc.	107,557	1,944,631
		1,944,631

Thrifts & Mortgage Finance - 0.93%
Federal Agricultural Mortgage Corp.	9,535	1,852,460
		1,852,460

Trading Companies & Distributors - 0.21%
Distribution Solutions Group, Inc. (a)	15,459	424,659
		424,659

Utilities - 1.89%
NorthWestern Energy Group, Inc.	73,300	3,760,290
		3,760,290

TOTAL COMMON STOCKS (Cost $162,025,468)		193,994,227

Money Market Funds - 2.24%
Federated Hermes Government Obligations Fund - Institutional Class 4.30% (b)	4,438,654	4,438,654
		4,438,654

TOTAL MONEY MARKET FUNDS (Cost $4,438,654)		4,438,654

TOTAL INVESTMENTS (Cost $166,464,122) - 99.94%		198,432,881

Other Assets In Excess of Liabilities - 0.06%		124,144

TOTAL NET ASSETS - 100.00%		$ 198,557,025

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2025.
(c) ADR - American Depository Receipt
(d) Adviser and advisor affiliates own more than 5% of the outstanding voting shares of the company and is considered an affiliated security.
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks - 94.13%

Aerospace & Defense - 1.88%
AerSale Corp. (a)	57,124	$ 343,315
		343,315

Banks - 5.51%
Farmers & Merchants Bancorp	293	290,070
First Internet Bancorp	12,694	341,469
Hingham Institution for Savings	1,502	373,022
		1,004,561

Building Products - 2.31%
Masterbrand, Inc. (a)	38,499	420,794
		420,794

Capital Markets - 10.64%
180 Degree Capital Corp. (a)	23,633	93,908
Diamond Hill Investment Group, Inc. Class A	1,874	272,311
Donnelley Financial Solutions, Inc. (a)	5,165	318,422
Newtek Business Services Corp.	46,072	519,692
Silvercrest Asset Management Group, Inc.	46,411	736,078
		1,940,411

Commercial Services & Supplies - 3.41%
Perma-Fix Environmental Services, Inc. (a)	59,160	622,363
		622,363

Communication Equipment - 6.11%
Aviat Networks, Inc. (a)	34,634	832,948
Ituran Location & Control Ltd.	1,947	75,407
Gogo, Inc. (a)	14,039	206,093
		1,114,448

Construction & Engineering - 2.12%
Concrete Pumping Holdings, Inc. (a)	62,880	386,712
		386,712

Consumer Discretionary - 1.19%
Sturm, Ruger & Co., Inc.	6,060	217,554
		217,554

Distributors - 1.15%
A-Mark Precious Metals, Inc. (a)	9,432	209,202
		209,202

Diversified Financial Services - 3.50%
TIPTREE, Inc. (a)	27,052	637,886
		637,886

Electronic Equipment, Instruments & Components - 4.71%
Allient, Inc.	14,764	$ 536,081
Richardson Electronics Ltd.	33,468	322,966
		859,047

Equity Real Estate Investment Trusts - 1.95%
Postal Realty Trust, Inc.	24,214	356,672
		356,672

Health Care Providers & Services - 2.34%
Joint Corp. (a)	36,962	426,541
		426,541

IT Services - 4.43%
Hackett Group, Inc.	11,199	284,679
International Money Express, Inc. (a)	51,815	522,813
		807,492

Insurance - 6.18%
American Coastal Insurance Corp. (a)	42,756	475,447
Crawford & Co.	61,563	651,337
		1,126,784

Leisure Products - 2.45%
Johnson Outdoors, Inc.	4,620	139,847
Smith & Wesson Brands, Inc.	35,308	306,473
		446,320

Machinery - 2.33%
Hurco Companies, Inc.	22,512	425,477
		425,477

Marine - 2.90%
Genco Shipping & Trading Ltd.	28,487	372,325
Star Bulk Carriers Corp.	9,048	156,078
		528,403

Media -3.24%
Shutterstock, Inc.	5,512	104,508
Thryv Holdings, Inc.	40,012	486,546
		591,054

Metals & Mining -0.31%
Olympic Steel, Inc.	1,720	56,055
		56,055

Oil, Gas & Consumable Fuels - 8.62%
Alto Ingredients, Inc. (a)	14,123	$ 66,378
Evolution Petroleum Corp.	73,525	658,049
Pason Systems, Inc.	3,981	166,087
Teekay Tankers Ltd. (a)	11,769	307,289
Unit Corp.	103,832	374,834
		1,572,637

Personal Products - 2.72%
Nature's Sunshine Products, Inc. (a)	33,516	495,702
		495,702

Professional Services - 4.52%
BG Staffing, Inc.	88,342	562,739
Forrester Research. Inc.	26,537	262,716
		825,455

Semiconductors & Semiconductor Equipment - 1.66%
Amtech Systems, Inc. (a)	36,271	161,043
Photronics, Inc. (a)	7,497	141,168
		302,211

Software - 1.78%
Rimini Street, Inc.	86,281	325,279
		325,279

Specialty Retail - 1.93%
America's Car-Mart, Inc. (a)	6,284	352,155
		352,155

Technology Hardware, Storage & Peripheral Total - 3.44%
CPI Card Group, Inc.	20,025	474,993
Immersion Corp.	19,344	152,431
		627,424

Textiles, Apparel, & Luxury Goods - 2.60%
Lakeland Industries, Inc. (a)	15,596	212,262
Movado Group, Inc. (a)	17,212	262,483
		474,745

Thrifts & Mortgage Finance - 0.41%
Federal Agricultural Mortgage Corp.	383	74,409
		74,409

Trading Companies & Distributors - 1.23%
Karat Packaging Co.	7,986	224,886
		224,886

TOTAL COMMON STOCKS (Cost $17,478,218)		17,795,994

Money Market Funds - 2.55%
Federated Hermes Government Obligations Fund - Institutional Class 4.30% (b)	464,872	$ 464,872
		464,872

TOTAL MONEY MARKET FUNDS (Cost $464,872)		464,872

TOTAL INVESTMENTS (Cost $17,943,090) - 100.09%		18,260,866

Liabilities In Excess of Other Assets - (0.09)%		(16,182)

TOTAL NET ASSETS - 100.00%		$ 18,244,684

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2025.
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks - 93.08%

Banks - 10.06%
Bank of America Corp.	34,050	$ 1,611,246
JP Morgan Chase & Co.	10,441	3,026,950
		4,638,196

Capital Markets - 8.68%
Ares Management Corp.	5,470	947,404
Houlihan Lokey, Inc. Class A	10,556	1,899,552
Stifel Financial Corp.	11,105	1,152,477
		3,999,433

Chemicals - 2.53%
Linde Plc.	2,486	1,166,382
		1,166,382

Construction Materials - 2.26%
CRH Public Ltd. Co.	11,351	1,042,022
		1,042,022

Consumer Defensive - 2.53%
Kenvue, Inc.	55,678	1,165,341
		1,165,341

Electrical Equipment - 4.83%
Eaton Corp. Plc.	6,241	2,227,975
		2,227,975

Entertainment - 2.26%
Walt Disney Co.	8,416	1,043,668
		1,043,668

Equity Real Estate Investment Trusts - 2.31%
Weyerhaeuser Co.	41,456	1,065,005
		1,065,005

Food Products - 2.11%
Kellanova	12,214	971,379
		971,379

Hotels, Restaurants & Leisure - 5.93%
Marriott International, Inc.	3,525	963,065
McDonalds Corp.	4,600	1,343,982
Wyndham Hotels & Resorts, Inc.	5,240	425,540
		2,732,587

Household Products - 2.27%
Procter & Gamble Co.	6,572	1,047,051
		1,047,051

IT Services - 2.50%
Accenture Plc.	3,850	$ 1,150,727
		1,150,727

Industrial Conglomerates - 3.54%
Honeywell International, Inc.	7,000	1,630,160
		1,630,160

Industrials - 4.55%
Paccar, Inc.	5,900	560,854
General Dynamics Corp.	5,267	1,536,173
		2,097,027

Oil, Gas & Consumable Fuels - 5.24%
Chevron Corp.	5,860	839,093
EOG Resources, Inc.	13,174	1,575,742
		2,414,835

Pharmaceuticals - 7.41%
AbbVie, Inc.	12,219	2,268,091
Johnson & Johnson	7,495	1,144,861
		3,412,952

Real Estate Investment Trusts - 3.42%
American Tower Corp.	7,123	1,574,325
		1,574,325

Semiconductors & Semiconductor Equipment - 8.41%
Broadcom, Inc.	10,929	3,012,579
Qualcomm, Inc.	5,420	863,189
		3,875,768

Software - 6.14%
Microsoft Corp.	5,690	2,830,263
		2,830,263

Specialty Retail - 3.88%
The Home Depot, Inc.	4,875	1,787,370
		1,787,370

Technology Hardware, Storage & Peripheral - 4.49%
Apple, Inc.	10,075	2,067,088
		2,067,088

TOTAL COMMON STOCKS (Cost $27,629,879)		43,939,554

Money Market Funds - 4.68%
Federated Hermes Government Obligations Fund - Institutional Class 4.30% (a)	2,157,212	$ 2,157,212
		2,157,212

TOTAL MONEY MARKET FUNDS (Cost $2,157,212)		2,157,212

TOTAL INVESTMENTS (Cost $29,787,091) - 100.02%		46,096,766

Liabilities In Excess of Other Assets - (0.02)%		(10,954)

TOTAL NET ASSETS - 100.00%		$ 46,085,812

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2025.
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)
				Ancora
	Ancora	Ancora/Thelen	Ancora	Dividend
	Income	Small-Mid Cap	MicroCap	Value Equity
	Fund	Fund	Fund	Fund
Assets
Investments in securities:
At Cost	$ 46,071,322	$ 163,279,013	$ 17,943,090	$ 29,787,091
At Fair Value	$ 44,550,640	$ 196,488,255	$ 18,260,866	$ 46,096,766

Investments in Affiliated Securities:
At Cost	$ -	$ 3,185,109	$ -	$ -
At Fair Value	$ -	$ 1,944,626	$ -	$ -

Cash	-	-	1,000	-
Dividends and interest receivable	137,094	159,612	8,060	24,855
Receivable for investments sold	-	824,894	-	-
Shareholder subscription receivable	1,031	345,702	4,310	3,227
Prepaid expenses	9,706	17,918	6,364	6,922
Total assets	44,698,471	199,781,007	18,280,600	46,131,770

Liabilities
Payable for investments purchased	473,504	831,657	-	-
Shareholder redemptions payable	-	204,640	-	-
Payable to advisor	17,862	148,858	13,488	24,236
Administration fees payable	3,573	16,075	1,459	3,701
Shareholder servicing fees payable	357	989	146	370
Trustee fees payable	6,561	4,167	6,893	4,167
Accrued expenses	10,242	17,596	13,930	13,484
Total liabilities	512,099	1,223,982	35,916	45,958

Net Assets:	$ 44,186,372	$ 198,557,025	$ 18,244,684	$ 46,085,812
(unlimited number of shares authorized, no par value)

Net Assets consist of:
Paid in capital	49,257,394	156,689,189	17,635,815	28,250,631
Distributable Earnings (Accumulated Losses)	(5,071,022)	41,867,836	608,869	17,835,181

Net Assets	$ 44,186,372	$ 198,557,025	$ 18,244,684	$ 46,085,812

Class I:
Net assets applicable to Class I shares	$ 44,186,372	$ 122,217,884	$ 18,244,684	$ 46,085,812

Shares outstanding (unlimited number of shares	6,292,905	6,666,793	1,186,907	2,705,927
authorized, no par value)

Net asset value, offering price, and	$ 7.02	$ 18.33	$ 15.37	$ 17.03
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 6.88	$ 17.96	$ 15.06	$ 16.69

Class S:
Net assets applicable to Class S shares	$ -	$ 76,339,141	$ -	$ -

Shares outstanding (unlimited number of shares	-	4,024,103	-	-
authorized, no par value)

Net asset value, offering price, and	$ -	$ 18.97	$ -	$ -
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ -	$ 18.59	$ -	$ -

(a) The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Statements of Operations
For the six months ended June 30, 2025 (Unaudited)

				Ancora
	Ancora	Ancora/Thelen	Ancora	Dividend
	Income	Small-Mid Cap	MicroCap	Value Equity
	Fund	Fund	Fund	Fund
Investment Income
Dividend income (a)	$ 1,197,973	$ 2,024,083	$ 282,679	$ 467,731
Interest income	250,079	-	-	-
Total Income	1,448,052	2,024,083	282,679	467,731

Expenses
Investment advisor fee	104,611	949,894	89,974	163,966
Shareholder servicing account expenses
Class I	2,092	6,202	900	2,186
Fund accounting expenses	16,547	32,779	11,664	16,590
Transfer agent expenses	4,612	4,637	4,637	4,637
Legal expenses	4,352	3,514	4,743	4,451
Administration expenses	20,922	94,989	8,998	21,862
Insurance expenses	602	605	605	604
Custodian expenses	2,767	10,438	815	1,785
Auditing expenses	7,999	7,439	7,439	7,439
Printing expenses	816	2,572	726	791
Trustees expenses	10,056	7,258	10,055	7,328
Miscellaneous expenses	3,792	5,973	4,355	3,952
Registration expenses	5,019	14,872	3,480	3,390
Total Expenses	184,187	1,141,172	148,391	238,981
Waived Fees	-	(64,297)	(4,432)	(20,360)
Net Expenses	184,187	1,076,875	143,959	218,621

Net Investment Income	1,263,865	947,208	138,720	249,110

Net Realized & Unrealized Gain (Loss)
Net realized gain on unaffliated investment securities	15,928	2,718,631	6,722	1,143,370
Net realized gain on affiliated investment securities	-	(731,497)	-	-
Net capital gain distributions from underlying investment companies	-	12,066	-	-
Net change in unrealized appreciation (depreciation) on unaffiliated investment securities	(1,374,669)	(6,865,233)	(1,157,635)	(234,284)
Net change in unrealized appreciation (depreciation) on affiliated investment securities	-	(709,381)	-	-
Net realized and unrealized gain (loss) on investment securities	(1,358,741)	(5,575,414)	(1,150,913)	909,086
Net increase (decrease) in net assets resulting from operations	$ (94,876)	$ (4,628,206)	$(1,012,193)	$ 1,158,196

(a) Net of foreign taxes withheld $0, $22,513, $1,920, and $0, respectively
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Statements of Changes In Net Assets

	Ancora Income Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Increase in Net Assets from Operations
Net investment income	$ 1,263,865	$ 2,382,687
Net realized gain (loss) on investment securities	15,928	(368,890)
Net capital gain distributions from underlying investment companies	-	-
Net change in unrealized appreciation (depreciation) on investment securities	(1,374,669)	1,510,011
Net increase (decrease) in net assets resulting from operations	(94,876)	3,523,808

Distributions
From distribution to shareholders - Class I	(1,069,211)	(1,939,754)
From return of capital - Class I	-	-
Total distributions	(1,069,211)	(1,939,754)

Capital Share Transactions - Class I
Proceeds from sale of shares	4,782,423	9,541,259
Shares issued in reinvestment of dividends	1,035,899	1,881,261
Redemption fees	728	4
Shares redeemed	(2,377,416)	(6,901,737)
Net increase in net assets resulting	3,441,634	4,520,787
from capital share transactions

Total increase in net assets	2,277,547	6,104,841

Net Assets
Beginning of period/year	$ 41,908,825	$ 35,803,984
End of period/year	$ 44,186,372	$ 41,908,825

Capital Share Transactions - I Shares
Shares sold	676,976	1,333,312
Shares issued in reinvestment of distributions	145,827	262,058
Shares repurchased	(333,291)	(966,211)
Net increase from capital share transactions	489,512	629,159

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Statements of Changes In Net Assets

	Ancora/Thelen Small-Mid Cap Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Increase in Net Assets from Operations
Net investment income	$ 947,208	$ 518,980
Net realized gain on unaffiliated investment securities	2,718,631	20,619,300
Net realized gain on affiliated investment securities	(731,497)	-
Net capital gain distributions from underlying investment companies	12,066	427,441
Net change in unrealized appreciation (depreciation) on unaffiliated investment securities	(6,865,233)	8,767,004
Net change in net unrealized depreciation on affiliated investment securities	(709,381)	(531,102)
Net increase (decrease) in net assets resulting from operations	(4,628,206)	29,801,623

Distributions
From distribution to shareholders - Class I	-	(8,989,270)
From distribution to shareholders - Class S	-	(4,268,250)
Total distributions	-	(13,257,520)

Capital Share Transactions - Class I
Proceeds from sale of shares	6,703,837	14,596,883
Shares issued in reinvestment of dividends	-	8,733,414
Redemption fees	2,139	1,498
Shares redeemed	(11,077,274)	(11,463,226)
	(4,371,298)	11,868,569
Capital Share Transactions - Class S
Proceeds from sale of shares	19,073,500	4,845,419
Shares issued in reinvestment of dividends	-	4,267,699
Shares redeemed	(3,315,595)	(4,851,147)
	15,757,905	4,261,971
Net increase in net assets resulting
from capital share transactions	11,386,607	16,130,540

Total increase in net assets	6,758,401	32,674,643

Net Assets
Beginning of period/year	$ 191,798,624	$ 159,123,981
End of period/year	$ 198,557,025	$ 191,798,624

Capital Share Transactions - I Shares
Shares sold	365,369	782,270
Shares issued in reinvestment of distributions	-	462,820
Shares repurchased	(608,439)	(605,612)
Net increase (decrease) from capital share transactions	(243,070)	639,478

Capital Share Transactions - S Shares
Shares sold	1,029,924	248,885
Shares issued in reinvestment of distributions	-	218,744
Shares repurchased	(175,458)	(238,790)
Net increase from capital share transactions	854,466	228,839

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Statements of Changes In Net Assets

	Ancora MicroCap Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Increase in Net Assets from Operations
Net investment income	$ 138,720	$ 154,403
Net realized gain on investment securities	6,722	1,040,041
Net change in unrealized depreciation on investment securities	(1,157,635)	(580,377)
Net increase (decrease) in net assets resulting from operations	(1,012,193)	614,067

Distributions
From distribution to shareholders - Class I	-	(1,030,336)
From return of capital - Class I	-	-
Total distributions	-	(1,030,336)

Capital Share Transactions - Class I
Proceeds from sale of shares	854,016	2,303,058
Shares issued in reinvestment of dividends	-	1,022,830
Redemption fees	539	354
Shares redeemed	(759,990)	(1,334,634)
Net increase in net assets resulting	94,565	1,991,608
from capital share transactions

Total increase (decrease) in net assets	(917,628)	1,575,339

Net Assets
Beginning of period/year	$ 19,162,312	$ 17,586,973
End of period/year	$ 18,244,684	$ 19,162,312

Capital Share Transactions - I Shares
Shares sold	54,567	137,014
Shares issued in reinvestment of distributions	-	63,490
Shares repurchased	(51,401)	(80,507)
Net increase from capital share transactions	3,166	119,997

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Statements of Changes In Net Assets

	Ancora Dividend Value Equity Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Increase in Net Assets from Operations
Net investment income	$ 249,110	$ 480,981
Net realized gain on unaffiliated investment securities	1,143,370	1,788,790
Net capital gain distributions from underlying investment companies	-	33,749
Net change in unrealized appreciation (depreciation) on investment securities	(234,284)	4,045,395
Net increase in net assets resulting from operations	1,158,196	6,348,915

Distributions
From distribution to shareholders - Class I	(161,590)	(1,722,413)
Total distributions	(161,590)	(1,722,413)

Capital Share Transactions - Class I
Proceeds from sale of shares	1,744,657	2,189,910
Shares issued in reinvestment of dividends	156,680	1,668,783
Redemption fees	695	-
Shares redeemed	(1,210,671)	(3,224,670)
Net increase in net assets resulting	691,361	634,023
from capital share transactions

Total increase in net assets	1,687,967	5,260,525

Net Assets
Beginning of period/year	$ 44,397,845	$ 39,137,320
End of period/year	$ 46,085,812	$ 44,397,845

Capital Share Transactions - I Shares
Shares sold	104,617	137,661
Shares issued in reinvestment of distributions	9,447	99,767
Shares repurchased	(73,362)	(201,769)
Net increase from capital share transactions	40,702	35,659

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Financial Highlights
(For a Fund share outstanding throughout each period/year)

Ancora Income Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
CLASS I SHARES	6/30/2025		12/31/2024	12/31/2023		12/31/2022		12/31/2021		12/31/2020
Selected Per Share Data
Net asset value, beginning of period/year	$ 7.22		$ 6.92	$ 6.64		$ 8.08		$ 7.74		$ 7.92

Income from investment operations
Net investment income (a)	0.21		0.44	0.43		0.38		0.35		0.25
Net realized and unrealized gain (loss)	(0.23)		0.22	0.21		(1.46)		0.35		0.01	(f)
Total from investment operations	(0.02)		0.66	0.64		(1.08)		0.70		0.26

Less Distributions to shareholders:
From net investment income	(0.18)		(0.36)	(0.36)		(0.36)		(0.35)		(0.23)
From net realized gain	-		-	-		-		-		-
From return of capital	-		-	-		-		(0.01)		(0.21)
Total distributions	(0.18)		(0.36)	(0.36)		(0.36)		(0.36)		(0.44)

Paid in capital from redemption fees	-	(e)	- (e)	-	(e)	-	(e)	-	(e)	-	(e)

Net asset value, end of period/year	$ 7.02		$ 7.22	$ 6.92		$ 6.64		$ 8.08		$ 7.74

Total Return (b)	(0.28)%	(h)	9.69%	9.95%		(13.59)%		9.22%		3.72%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 44,186		$41,909	$35,804		$ 32,047		$ 36,588		$20,071
Ratio of expenses to average net assets (c)	0.88%	(g)	0.89%	0.95%		0.93%		1.03%		1.29%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	0.88%	(g)	0.89%	0.95%		0.93%		1.03%		1.54%
Ratio of net investment income to
average net assets (c) (d)	6.04%	(g)	6.15%	6.43%		5.31%		4.43%		3.39%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	6.04%	(g)	6.15%	6.43%		5.31%		4.43%		3.13%
Portfolio turnover rate	20.69%	(h)	24.32%	51.19%		41.39%		40.56%		84.20%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Amount is less than $0.005.
(f) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(g) Annualized
(h) Not Annualized
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Financial Highlights
(For a Fund share outstanding throughout each period/year)

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2025		12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Selected Per Share Data
Net asset value, beginning of period/year	$ 18.83		$ 17.10	$ 14.37	$ 17.77	$ 17.59	$ 15.73

Income from investment operations
Net investment income (a)	0.08		0.04	0.07	0.08	0.04	0.06
Net realized and unrealized gain (loss)	(0.58)		3.08	2.98	(3.16)	4.24	1.85
Total from investment operations	(0.50)		3.12	3.05	(3.08)	4.28	1.91

Less Distributions to shareholders:
From net investment income	-		(0.03)	(0.16)	-	(0.08)	(0.05)
From net realized gain	-		(1.36)	(0.16)	(0.32)	(4.02)	-
Total distributions	-		(1.39)	(0.32)	(0.32)	(4.10)	(0.05)

Paid in capital from redemption fees	-	(e)	- (e)	-	- (e)	- (e)	- (e)

Net asset value, end of period/year	$ 18.33		$ 18.83	$ 17.10	$ 14.37	$ 17.77	$ 17.59

Total Return (b)	(2.66)%	(g)	18.23%	21.22%	(17.32)%	24.43%	12.13%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 122,209		$ 130,101	$ 107,246	$ 92,409	$ 114,458	$ 94,483
Ratio of expenses to average net assets (c)	1.21%	(f)	1.21%	1.23%	1.25%	1.22%	1.26%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.21%	(f)	1.21%	1.23%	1.25%	1.22%	1.26%
Ratio of net investment income to
average net assets (c) (d)	0.90%	(f)	0.22%	0.45%	0.51%	0.17%	0.44%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	0.90%	(f)	0.22%	0.45%	0.51%	0.17%	0.44%
Portfolio turnover rate	34.92%	(g)	83.19%	85.30%	86.41%	85.44%	77.21%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Amount is less than $0.005.
(f) Annualized
(g) Not Annualized
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Financial Highlights
(For a Fund share outstanding throughout each period/year)

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS S SHARES	6/30/2025		12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Selected Per Share Data
Net asset value, beginning of period/year	$ 19.47		$ 17.64	$ 14.81	$ 18.26	$ 17.97	$ 16.06

Income from investment operations
Net investment income (a)	0.11		0.08	0.11	0.11	0.09	0.11
Net realized and unrealized gain (loss)	(0.61)		3.19	3.08	(3.24)	4.34	1.89
Total from investment operations	(0.50)		3.27	3.19	(3.13)	4.43	2.00

Less Distributions to shareholders:
From net investment income	-		(0.08)	(0.20)	-	(0.12)	(0.09)
From net realized gain	-		(1.36)	(0.16)	(0.32)	(4.02)	-
Total distributions	-		(1.44)	(0.36)	(0.32)	(4.14)	(0.09)

Net asset value, end of period/year	$ 18.97		$ 19.47	$ 17.64	$ 14.81	$ 18.26	$ 17.97

Total Return (b)	(2.57)%	(f)	18.49%	21.53%	(17.13)%	24.75%	12.46%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 76,334		$ 61,697	$ 51,878	$ 42,794	$ 63,491	$ 50,281
Ratio of expenses to average net assets (c)	1.00%	(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.19%	(e)	1.20%	1.22%	1.24%	1.21%	1.25%
Ratio of net investment income to
average net assets (c) (d)	1.19%	(e)	0.44%	0.68%	0.72%	0.40%	0.75%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	0.99%	(e)	0.24%	0.46%	0.49%	0.19%	0.49%
Portfolio turnover rate	34.92%	(f)	83.19%	85.30%	86.41%	85.44%	77.21%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Annualized
(f) Not Annualized
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Financial Highlights
(For a Fund share outstanding throughout each period/year)

Ancora MicroCap Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2025		12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Selected Per Share Data
Net asset value, beginning of period/year	$ 16.19		$ 16.53	$ 13.83	$ 15.02	$ 10.93	$ 10.45

Income from investment operations
Net investment income (loss) (a)	0.12		0.14	0.18	0.09	(0.05)	(0.05)
Net realized and unrealized gain (loss)	(0.94)		0.44	3.28	(1.28)	4.14	0.53
Total from investment operations	(0.82)		0.58	3.46	(1.19)	4.09	0.48

Less Distributions to shareholders:
From net investment income	-		-	(0.55)	-	-	-
From net realized gain	-		(0.92)	(0.17)	-	-	-
From return of capital	-		-	(0.04)	-	-	-
Total distributions	-		(0.92)	(0.76)	-	-	-

Paid in capital from redemption fees	-	(c)	- (c)	- (c)	-	- (c)	-

Net asset value, end of period/year	$ 15.37		$ 16.19	$ 16.53	$ 13.83	$ 15.02	$ 10.93

Total Return (b)	(5.06)%	(e)	3.52%	24.90%	(7.92)%	37.42%	4.59%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 18,245		$ 19,162	$ 17,587	$ 13,518	$ 14,748	$ 10,646
Ratio of expenses to average net assets	1.60%	(d)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of expenses to average net assets
before waiver & reimbursement	1.65%	(d)	1.63%	1.77%	1.85%	1.85%	1.97%
Ratio of net investment income (loss) to
average net assets	1.54%	(d)	0.83%	1.17%	0.62%	(0.36)%	(0.54)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	1.49%	(d)	0.81%	1.00%	0.37%	(0.61)%	(0.91)%
Portfolio turnover rate	13.84%	(e)	28.97%	42.13%	45.19%	41.73%	19.95%

(a) Net investment income (loss) per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Amount is less than $0.005.
(d) Annualized
(e) Not Annualized
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Financial Highlights
(For a Fund share outstanding throughout each period/year)

Ancora Dividend Value Equity Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2025		12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Selected Per Share Data
Net asset value, beginning of period/year	$ 16.66		$ 14.88	$ 13.24	$ 15.16	$ 12.04	$ 11.21

Income from investment operations
Net investment income (a)	0.09		0.18	0.21	0.19	0.14	0.15
Net realized and unrealized gain (loss)	0.34		2.26	1.62	(1.92)	3.14	0.83
Total from investment operations	0.43		2.44	1.83	(1.73)	3.28	0.98

Less Distributions to shareholders:
From net investment income	(0.06)		(0.21)	(0.19)	(0.17)	(0.14)	(0.14)
From net realized gain	-		(0.45)	-	(0.02)	(0.02)	(0.01)
Total distributions	(0.06)		(0.66)	(0.19)	(0.19)	(0.16)	(0.15)

Paid in capital from redemption fees	-	(e)	-	- (e)	- (e)	- (e)	- (e)

Net asset value, end of period/year	$ 17.03		$ 16.66	$ 14.88	$ 13.24	$ 15.16	$ 12.04

Total Return (b)	2.59%	(g)	16.44%	13.93%	(11.41)%	27.36%	8.95%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 46,086		$ 44,398	$ 39,137	$ 36,935	$ 37,670	$ 28,838
Ratio of expenses to average net assets (c)	1.00%	(f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.09%	(f)	1.11%	1.16%	1.17%	1.21%	1.33%
Ratio of net investment income to
average net assets (c) (d)	1.14%	(f)	1.15%	1.51%	1.36%	1.04%	1.47%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	1.05%	(f)	1.04%	1.35%	1.20%	0.83%	1.14%
Portfolio turnover rate	5.66%	(g)	16.86%	16.02%	13.28%	11.90%	9.50%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Amount is less than $0.005.
(f) Annualized
(g) Not Annualized
See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

June 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Dividend Value Equity Fund (the “Dividend Value Equity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The MicroCap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The Dividend Value Equity Fund’s investment objective is to provide growth of income and long-term capital appreciation. Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act. The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class I and Class S. Class S shares are currently offered in the Small-Mid Cap Fund only. Class I and Class S shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class S and Class I shares are offered continuously at net asset value (“NAV”). Class I shares are subject to shareholder service fees. Class I and Class S shares are subject to a contractual limit on total operating expenses. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each class is subject to different expenses on the basis of the daily net assets of each class. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 90 days. For the six months ended June 30, 2025, the Income Fund – Class I collected $728 in redemption fees. For the six months ended June 30, 2025, the Small-Mid Cap Fund – Class I collected $2,139 in redemption fees and Class S did not collect any redemption fees. For the six months ended June 30, 2025, the MicroCap Fund – Class I collected $539 in redemption fees. For the six months ended June 30, 2025, the Dividend Value Equity Fund – Class I collected $695 in redemption fees.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed. Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The MicroCap Fund, Small-Mid Cap Fund, and Dividend Value Equity Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis. Distributions to shareholders are recorded on the ex-dividend date. All of the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund. The permanent reclassifications were mainly due to prior year tax return true-ups and investments in partnerships.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions based on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

The Funds may hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks including real estate investment trust senior securities, traditional preferred securities, and investment companies) - are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Funds (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities (including corporate bond trust certificates) - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2025:

Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Bonds & Corporate Bond Trust Certs.	$ -	$ 4,895,337	$ -	$ 4,895,337
Traditional Preferred Securities	32,625,184	-	-	32,625,184
REIT Senior Securities	830,970	-	-	830,970
Common Stocks	2,345,796	-	-	2,345,796
Money Market Funds	3,853,353	-	-	3,853,353
Total	$ 39,655,303	$ 4,895,337	$ -	$ 44,550,640

Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 193,994,227	$ -	$ -	$ 193,994,227
Money Market Funds	4,438,654	-	-	4,438,654
Total	$ 198,432,881	$ -	$ -	$ 198,432,881

MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,795,994	$ -	$ -	$ 17,795,994
Warrant **	-	-	-	-
Money Market Funds	464,872	-	-	464,872
Total	$ 18,260,866	$ -	$ -	$ 18,260,866

Dividend Value Equity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 43,939,554	$ -	$ -	$ 43,939,554
Money Market Funds	2,157,212	-	-	2,157,212
Total	$ 46,096,766	$ -	$ -	$ 46,096,766

* The Funds did not hold any material Level 3 assets during the six months ended June 30, 2025. For more detail on the investments in securities please refer to the Schedules of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2025.

** Fair valued Level 3 security at $0.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ancora is part of the Focus Financial Partners, LLC (“Focus”) partnership, a leading partnership of independent wealth management and financial services firms located throughout the United States and abroad. The Ancora Group LLC is the parent company of the Advisor. The Ancora Group LLC is a wholly owned subsidiary of Ancora Holdings Group, LLC. Ancora Holdings Group, LLC is a wholly owned subsidiary of Focus Operating, LLC, which is a wholly owned subsidiary of Focus LLC. Focus Financial Partners, LLC (“Focus Inc.”) is the sole managing member of Focus LLC. Focus Inc. is majority-owned, indirectly, and collectively, by funds affiliated with Clayton, Dubilier & Rice, LLC (“CD&R”). Funds affiliated with Stone Point Capital LLC (“Stone Point”) are indirect owners of Focus Inc.

Ancora Advisors LLC is managed by certain individuals (“Principals”), pursuant to a management agreement between Terza Partners, LLC and Ancora Advisors LLC. The Ancora Advisors LLC Principals serve as officers and leaders of Ancora Advisors LLC and, in that capacity, are responsible for the management, supervision and oversight of Ancora Advisors LLC. The Trust retains Ancora Advisors LLC to manage the Funds’ investments. Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board. The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.

As compensation for management services, Small-Mid Cap Fund and MicroCap Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund. As compensation for management services, the Income Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets. As compensation for management services, the Dividend Value Equity Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended June 30, 2025, the Advisor earned fees of $104,611 from the Income Fund, $949,894 from the Small-Mid Cap Fund, $89,974 from the MicroCap Fund, and $163,966 from the Dividend Value Equity Fund. At June 30, 2025, payables to the Advisor were $17,862, $148,858, $13,488, and $24,236 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively.

The Advisor has contractually agreed to waive management fees in order to limit total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions and the cost of acquired fund fees and expenses) for the Income Fund to 1.285% for Class I shares until April 30, 2026, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2025, the Advisor did not waive any management fees for the Income Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares and 1.00% for Class S shares until April 30, 2026, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2025, the Advisor waived management fees of $64,297 for the Small-Mid Cap Fund Class S shares. For the six months ended June 30, 2025, the Advisor did not waive any management fees for the Small-Mid Cap Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until April 30, 2026, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2025, the Advisor waived management fees of $4,432 for the MicroCap Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Dividend Value Equity Fund to 1.00% for Class I shares until April 30, 2026, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2025, the Advisor waived management fees of $20,360 for the Dividend Value Equity Fund Class I shares. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Funds’ expenses, together with the amount recovered, do not exceed the applicable expense limitation within the same fiscal year.

The Funds have entered into an Administration Agreement with The Ancora Group, LLC, an affiliate of the Advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly. Under the Administration Agreement, The Ancora Group, LLC will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Fund’s compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations. For the six months ended June 30, 2025, the Funds paid $20,922 from the Income Fund, $94,989 from the Small-Mid Cap Fund, $8,998 from the MicroCap Fund, and $21,862 from the Dividend Value Equity Fund. As of June 30, 2025, The Ancora Group, LLC was owed $3,573, $16,075, $1,459, and $3,701 by the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively, for administrative services.

The Trust retained Arbor Court Capital LLC (the “Distributor”), to act as the principal distributor of its shares. The Distributor charges $8,000 per year for its services which is paid by the Advisor. The Distributor is an affiliated entity to the Trust’s transfer agent and fund accountant. Pursuant to the Shareholder Services Agreement with The Ancora Group, LLC, each of the Funds will pay a shareholder service fee equal to 0.01% of average net assets of the Class I Shares.

Ancora Insurance Solutions LLC, a wholly owned subsidiary of Ancora Holdings Group, LLC, is the licensed insurance broker that assists the Trust in obtaining the required fidelity bond to the Funds. Annual premiums are less than $10,000 per year, with most being remitted to the insurance carrier.

Certain officers of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

The following table sets forth a summary of the changes in the fair value of each Fund’s investments in affiliated issuers, as noted in the Schedule of Investments, for the six months ended June 30, 2025:

Small-Mid Cap Fund

Magnera Corp.
Balance Beginning at December 31, 2024	$ 4,378,788
Net Realized Gain on Sale of Investments	(731,497)
Net Change in Unrealized Depreciation on Investment Securities	(709,380)
Purchases	-
Sales	(993,285)
Balance End at June 30, 2025	$ 1,944,626
Shares Outstanding at June 30, 2025	160,979
Dividend Income	$ -

NOTE 5. INVESTMENTS

For the six months ended June 30, 2025, purchases and sales of investment securities, other than short-term investments, in-kind purchases and sales, and short-term U.S. Government obligations were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 9,868,335	$ 79,148,468	$ 3,416,109	$ 2,444,282

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 8,379,364	$ 65,886,891	$ 2,410,677	$ 3,412,211

NOTE 6. TAX MATTERS

At December 31, 2024, the costs of securities for federal income tax purposes were $41,610,962, $154,543,211, $17,719,019, and $27,863,140 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively.

As of December 31, 2024, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Gross Appreciation	$ 1,920,124	$ 43,269,626	$ 3,301,080	$17,057,851
Gross (Depreciation)	(1,851,824)	(4,994,392)	(1,844,126)	(506,153)
Net Appreciation (Depreciation) on Investments	$ 68,300	$ 38,275,234	$ 1,456,954	$16,551,698

The difference between book and tax unrealized is mainly attributable to the tax deferral of wash sales, return of capital from underlying investments, and partnership investments.

The tax character of distributions paid during the six months ended June 30, 2025 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Ordinary income	$1,069,211	$ -	$ -	$ 161,590
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$1,069,211	$ -	$ -	$ 161,590

The tax character of distributions paid during the year ended December 31, 2024 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Ordinary income	$1,939,754	$ 462,341	$ -	$ 553,799
Long-term capital gain	-	12,795,179	1,030,336	1,168,614
Return of capital	-	-	-	-
	$1,939,754	$ 13,257,520	$ 1,030,336	$ 1,722,413

As of December 31, 2024, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term. The Dividend Value Equity Fund utilized $367,048 of its capital loss carryforward during the year ended December 31, 2024.

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Short-Term Capital Loss Carry Forward	$(1,991,256)	$ -	$ -	$ -
Long-Term Capital Loss Carry Forward	(2,724,721)	-	-	-
Total Capital Loss Carry Forward	$(4,715,977)	$ -	$ -	$ -

As of December 31, 2024, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Accumulated undistributed ordinary income (loss)	$ 740,742	$ 1,863,884	$ 154,403	$ -
Accumulated undistributed capital gain (loss)	-	6,356,924	9,705	286,877
Other accumulated losses	(4,715,977)	-	-	-
Unrealized appreciation (depreciation)	68,300	38,275,234	1,456,954	16,551,698
	$(3,906,935)	$ 46,496,042	$ 1,621,062	$16,838,575

NOTE 7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective on April 9, 2024. The compliance date is June 11, 2026 for Funds with more than $1 billion in assets and December 11, 2026 for Funds with less than $1 billion in assets. Management is currently evaluating the impact of the new rule.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2025, National Financial Services, LLC owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	83.39%
Small-Mid Cap Fund	51.15%
MicroCap Fund	64.44%
Dividend Value Equity Fund	69.29%

NOTE 9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds disclose their portfolio holdings in the following manner: (i) the Funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-PORT; (ii) the Funds’ Form N-PORT are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-PORT may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

FACTS	WHAT DOES ANCORA TRUST (“ANCORA”) DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information may include, but is not limited to, the following:

 Social security number  Account Numbers

 Risk tolerance  Wire transfer instructions

 Income  Contact Information

 Transaction history  Investment Experience

 Assets  Account Balances

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Ancora chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Ancora Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates' everyday business purposes - information about your transactions and experiences	Yes	Yes
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Pandemic response

All medical information confidential (42 U.S.C. § 12112(d)(3)(B) and 12112(d)(4)), including information related to symptoms of COVID-19 or a diagnosis of COVID-19. This includes all test results, temperature screening logs, questionnaires, and other medical information being obtained. Temperature screening machines and other protective measures may be used at our business locations to protect clients and employees from transmitting illnesses. Only employees with a need to know will have access to client’s medical information. Employees will be trained on the collection and protection of client information.

Questions?	Call Jason Geers at (216) 593-5020

Page 2 Privacy Policy
Who we are

Ancora Holdings Group LLC.

Ancora Holdings, Group LLC, is a Cleveland, Ohio based holding company which wholly owns four separate and distinct SEC Registered Investment Advisers, an insurance company, and a broker dealer.

Ancora Advisors LLC specializes in customized portfolio management for individual investors, high net worth investors, investment companies, institutions such as pension/profit sharing plans, corporations, non-profits, and unions.

Ancora Family Wealth Advisors, LLC is a leading, regional investment and wealth advisor managing assets on behalf families and high net-worth individuals.

Ancora Alternatives LLC specializes in pooled investments (private funds LPs).

Ancora Retirement Plan Advisors, LLC. specializes in providing non-discretionary investment guidance for small and midsize employer sponsored retirement plans.

Ancora Insurance Solutions LLC provides property and casualty services as well as personal line solutions and health coverage for small and large corporations.

Inverness Securities, LLC is a FINRA registered Broker Dealer.

Ancora Trust is the Trust of the Ancora Mutual Funds.

What we do

How does Ancora protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Ancora collect my personal information?

We collect your personal information, for example, when you

▪   Enter into an investment advisory contract

▪   Seek financial advice

▪   Make deposits or withdrawals from your account

▪   Tell us about your investment or retirement portfolio

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪   sharing for affiliates’ everyday business purposes—information about your creditworthiness

▪   affiliates from using your information to market to you

▪   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does share with our affiliates which may include Focus Operating, LLC
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Ancora does not jointly market.

TRUSTEES

Frank J. Roddy

Jennifer A. Rasmussen

Cindy Flynn

Frank DeFino

OFFICERS

Bradley Zucker, President, Treasurer, & Secretary

Jason Geers, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

DISTRIBUTOR

Arbor Court Capital LLC

8000 Town Center Drive, Suite 400

Broadview Heights, Ohio 44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

Thompson Hine LLP

3900 Key Center,

127 Public Square,

Cleveland, Ohio 44114

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, Ohio 43216

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Arbor Court Capital LLC Member FINRA/SIPC

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16. Controls and Procedures.

(a)	Disclosure Controls & Procedures. Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)	Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CERT.  Filed herewith.

(a)(2) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 4, 2025

*Print the name and title of each signing officer under his or her signature.